Putnam High Yield Fund
The fund's portfolio
2/28/21 (Unaudited)

CORPORATE BONDS AND NOTES (87.2%)(a)
	Principal amount	Value
Advertising and marketing services (0.8%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	1,500,000	1,524,000
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	1,720,000	1,741,672
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24	695,000	723,669
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30	671,000	664,290
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	4,540,000	4,860,638

		9,514,269
Automotive (1.5%)
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	3,094,000	3,755,992
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29	2,210,000	2,419,950
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	1,678,000	1,774,485
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28	1,510,000	1,486,048
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	4,075,000	4,166,688
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	772,000	800,950
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	$3,175,000	$3,495,516

		17,899,629
Basic materials (8.6%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	220,000	232,375
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	2,482,000	2,705,380
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	3,690,000	5,285,925
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	2,335,000	2,267,869
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27	1,325,000	1,384,625
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	1,312,000	1,361,200
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	2,568,000	2,585,989
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	2,245,000	2,406,921
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	1,700,000	1,812,115
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	1,853,000	1,987,343
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	3,030,000	2,994,057
Cemex SAB de CV 144A company guaranty sr. notes 7.375%, 6/5/27 (Mexico)	1,000,000	1,122,900
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)	1,605,000	1,754,907
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)	356,000	364,010
CF Industries, Inc. company guaranty sr. unsec. bonds 5.15%, 3/15/34	450,000	543,947
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	3,010,000	3,544,275
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	491,000	511,868
Clearwater Paper Corp. 144A company guaranty sr. unsec. notes 4.75%, 8/15/28	1,025,000	1,064,719
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29	2,285,000	2,223,591
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	2,270,000	2,440,250
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	1,237,000	1,272,564
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)	925,000	950,438
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (France)	1,104,000	1,121,940
Constellium SE 144A company guaranty sr. unsec. notes 3.75%, 4/15/29 (France)	1,030,000	1,022,275
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)	1,150,000	1,214,688
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25	452,000	462,215
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	1,600,000	1,662,000
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	1,935,000	1,997,888
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	1,345,000	1,403,844
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	1,135,000	1,254,175
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	2,562,000	2,725,328
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	1,111,000	1,381,806
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	1,874,000	1,928,346
GrafTech Finance, Inc. 144A company guaranty sr. notes 4.625%, 12/15/28	580,000	591,716
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	1,430,000	1,437,150
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28	1,075,000	1,103,219
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	2,050,000	2,152,500
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	915,000	926,438
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	555,000	598,129
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	1,790,000	1,767,625
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	1,620,000	1,638,225
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)	2,165,000	2,257,013
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)	2,260,000	2,389,950
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	2,420,000	2,450,298
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	2,260,000	2,255,480
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	730,000	757,375
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	1,636,000	1,676,385
Mercer International, Inc. 144A sr. unsec. notes 5.125%, 2/1/29 (Canada)	1,365,000	1,388,888
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	3,688,000	3,844,740
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	1,575,000	1,641,465
Rayonier AM Products, Inc. 144A company guaranty sr. notes 7.625%, 1/15/26	285,000	304,238
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	2,838,000	3,490,740
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)	2,398,000	2,547,875
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)	1,535,000	1,566,022
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25	1,770,000	1,805,772
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	2,924,000	3,019,644
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25	355,000	380,738
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29	895,000	921,850
United States Steel Corp. sr. unsec. notes 6.875%, 3/1/29	1,895,000	1,858,284
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	3,675,000	3,840,375
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	1,650,000	1,710,720

		107,314,627
Broadcasting (3.6%)
Beasley Mezzanine Holdings LLC 144A company guaranty sr. notes 8.625%, 2/1/26	1,440,000	1,458,000
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	4,059,000	2,870,525
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	4,527,000	2,331,405
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	1,864,000	1,899,975
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	2,684,000	2,714,598
Gray Television, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/30	1,095,000	1,089,197
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	1,207,000	1,318,648
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	1,215,000	1,285,592
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	4,345,667	4,590,111
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	1,105,000	1,128,481
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	3,330,000	3,517,313
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	1,275,000	1,250,201
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	1,459,000	1,482,709
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	1,205,000	1,209,772
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	1,145,000	1,117,806
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	1,340,000	1,450,550
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	3,293,000	3,420,604
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	3,850,000	4,025,656
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	1,286,000	1,401,354
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	2,400,000	2,502,000
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	813,000	813,772
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	1,805,000	1,820,794

		44,699,063
Building materials (1.4%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	2,395,000	2,418,950
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	618,000	639,630
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	1,391,000	1,443,997
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	804,000	812,040
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	620,000	664,175
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	860,000	907,300
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	3,017,000	2,888,144
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	2,185,000	2,256,013
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	230,000	238,625
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	3,395,000	3,513,825
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	1,620,000	1,717,200

		17,499,899
Capital goods (7.1%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26	1,505,000	1,520,050
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	2,330,000	2,228,063
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	1,736,000	1,792,420
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28	2,585,000	2,735,137
American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 4/1/25	820,000	844,682
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	630,000	667,800
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	1,610,000	1,683,980
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)	3,980,000	4,208,850
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	2,030,000	2,030,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)	855,000	883,814
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 4.125%, 12/15/28 (Canada)	1,005,000	1,016,357
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	1,400,000	1,484,000
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	325,000	336,918
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	2,846,000	2,554,854
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	615,000	576,947
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	840,000	901,748
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	860,000	926,650
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	1,000,000	1,035,300
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	3,092,000	3,729,725
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	1,555,000	1,533,619
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	920,000	897,000
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	2,215,000	2,336,825
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	1,401,000	1,541,100
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27	2,185,000	2,447,200
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	2,940,000	3,193,575
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28	2,255,000	2,356,926
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27	935,000	1,002,788
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	1,105,000	1,175,908
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	2,480,000	2,675,920
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	3,455,000	3,514,219
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	1,870,000	1,919,088
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	5,865,000	5,877,903
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	1,607,000	1,729,534
Tenneco, Inc. 144A company guaranty sr. notes 7.875%, 1/15/29	230,000	257,808
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	1,786,000	1,839,580
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	2,552,000	2,629,019
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	1,939,000	1,991,896
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	4,938,000	5,203,664
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	1,595,000	1,569,081
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)	1,990,000	2,150,673
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27	1,975,000	2,058,938
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	3,478,000	3,575,419
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	2,415,000	2,683,669
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	1,210,000	1,309,371

		88,628,018
Commercial and consumer services (2.0%)
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	3,360,000	3,540,600
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	885,000	896,063
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	475,000	498,750
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	2,357,000	2,545,560
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	1,145,000	1,339,650
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,573,000	1,765,693
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	675,000	750,094
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	2,153,000	2,249,885
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	1,266,000	1,319,805
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 5.75%, 11/1/28	1,125,000	1,116,563
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	1,130,000	1,101,614
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	2,245,000	2,325,663
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	2,790,000	3,309,638
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	2,310,000	2,415,798

		25,175,376
Communication services (9.5%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)	1,515,000	1,522,575
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)	3,090,000	3,474,087
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)	3,720,000	3,640,950
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)	4,900,000	5,111,680
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	1,625,000	1,655,469
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	13,656,000	14,717,344
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	1,890,000	1,972,593
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32	1,560,000	1,602,900
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	1,090,000	1,128,303
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	2,010,000	2,077,335
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28	2,680,000	2,807,300
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	814,000	829,092
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	5,465,000	5,881,654
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	1,200,000	1,268,640
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	1,870,000	1,996,225
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30	1,250,000	1,244,975
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28	3,050,000	3,359,453
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	5,805,000	6,081,202
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)	5,840,000	3,314,200
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	1,145,000	1,225,150
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	2,115,000	2,210,175
Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 8.50%, 10/15/24 (Luxembourg) (In default)(NON)	1,000,000	650,000
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	5,526,000	3,550,455
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	704,000	724,240
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	2,395,000	2,478,107
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	740,000	754,800
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	1,135,000	1,117,975
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	715,000	761,475
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	5,173,000	6,543,845
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	2,475,000	3,036,751
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	6,570,000	7,522,650
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	2,385,000	2,453,831
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	2,520,000	2,472,751
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	205,000	206,066
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	1,571,000	1,663,296
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	1,135,000	1,110,881
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	3,870,000	4,092,813
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	1,145,000	1,169,469
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	945,000	1,037,705
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	2,400,000	2,505,000
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)	2,080,000	2,116,400
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27	450,000	448,079
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28	1,060,000	1,092,966
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)	2,215,000	2,309,138
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)	1,245,000	1,293,567

		118,233,562
Consumer (0.7%)
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	3,787,000	4,015,545
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	1,075,000	1,144,875
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	2,175,000	2,149,966
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	1,460,000	1,503,800

		8,814,186
Consumer staples (7.2%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	1,475,000	1,438,568
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	1,548,000	1,571,220
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	3,205,000	3,253,075
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	675,000	698,139
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	2,745,000	2,842,873
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	2,010,000	2,199,151
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	3,352,000	3,444,180
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29	200,000	217,500
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	710,000	747,275
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25	705,000	747,441
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	1,580,000	1,580,000
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	2,210,000	2,174,640
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	5,172,000	5,340,090
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	1,710,000	1,816,020
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	4,185,000	4,255,643
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	1,185,000	1,285,725
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	2,765,000	2,858,319
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	875,000	915,469
Kraft Heinz Co. company guaranty sr. unsec. notes 5.00%, 7/15/35	3,640,000	4,372,550
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26	3,410,000	3,634,983
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	335,000	363,988
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.75%, 4/1/30	1,350,000	1,477,960
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	1,640,000	1,787,600
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	3,385,000	3,507,706
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	861,000	893,718
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	476,000	492,065
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	3,317,000	3,475,818
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	2,130,000	2,211,323
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	1,130,000	1,404,025
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	2,520,000	2,865,341
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	4,420,000	5,290,740
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,165,000	1,376,389
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	1,605,000	1,845,750
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	1,293,000	1,421,912
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	3,430,000	3,802,395
Prestige Brands, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 4/1/31(FWC)	875,000	848,750
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	2,084,000	2,194,713
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	2,788,000	2,920,542
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	2,113,000	2,274,116
United Rentals North America, Inc. company guaranty notes 3.875%, 11/15/27	825,000	860,063
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	1,125,000	1,081,406
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	1,080,000	1,126,872
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25	445,000	486,719

		89,402,772
Energy (oil field) (0.6%)
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	2,517,000	2,642,850
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	1,135,000	900,906
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	744,000	766,320
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	2,249,000	2,322,093
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	1,105,000	1,160,250

		7,792,419
Entertainment (1.2%)
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25	890,000	936,458
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	1,834,000	1,815,128
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	445,000	483,938
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	3,465,000	3,222,450
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	910,000	920,356
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	1,550,000	1,588,750
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	1,185,000	1,308,003
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23	450,000	493,875
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	1,940,000	1,983,650
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	2,265,000	2,441,738

		15,194,346
Financials (8.4%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	2,080,000	2,184,000
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	2,690,000	2,782,294
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	4,963,000	7,068,706
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	222,000	324,600
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	1,010,000	1,119,838
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	1,635,000	1,819,428
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	2,020,000	2,201,800
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	3,007,000	3,420,463
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	1,980,000	2,321,024
Credit Suisse Group AG 144A jr. unsec. sub. FRB 6.375%, perpetual maturity (Switzerland)	915,000	1,020,225
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	2,400,000	2,652,000
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	2,550,000	2,512,502
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	4,830,000	5,433,006
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	1,812,000	2,591,613
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	870,000	920,025
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	1,905,000	1,941,919
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	2,043,000	2,124,720
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	1,631,000	1,692,163
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	820,000	925,140
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	2,210,000	2,287,350
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26	1,145,000	1,139,275
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	2,387,000	2,487,015
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	920,000	937,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	1,044,000	1,097,202
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	1,325,000	1,391,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.375%, 2/1/29	2,640,000	2,640,053
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	1,810,000	1,850,725
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	3,007,000	3,085,934
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	2,388,000	2,386,830
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity	1,000,000	1,058,781
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	1,515,000	1,505,531
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	2,245,000	2,166,425
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	793,000	879,239
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	4,395,000	4,527,729
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	1,120,000	1,176,000
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	1,833,000	1,883,408
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	690,000	703,897
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	1,160,000	1,125,351
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	2,065,000	2,157,925
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 2/15/29	585,000	577,816
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	2,705,000	2,705,000
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	3,860,000	3,879,300
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	834,000	946,320
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)	1,700,000	1,740,310
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	950,000	1,043,670
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	1,090,000	1,258,950
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	1,185,000	1,347,582
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	1,719,000	1,938,826
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	2,295,000	2,421,225
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	3,010,000	3,076,747
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	1,952,000	1,988,600

		104,466,982
Gaming and lottery (2.4%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	1,120,000	1,159,906
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	1,105,000	1,123,951
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	1,095,000	1,131,277
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	1,060,000	1,166,000
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25	3,600,000	3,811,482
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	4,480,000	4,457,600
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	2,890,000	3,014,559
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	3,545,000	3,855,188
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	1,030,000	1,091,491
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	2,250,000	2,241,563
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	2,998,000	3,185,675
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	2,760,000	2,904,900
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	665,000	721,658

		29,865,250
Health care (7.0%)
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	3,120,000	2,932,800
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	2,780,000	3,075,375
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	1,720,000	1,770,224
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	2,090,000	2,315,469
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	1,045,000	1,130,293
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	1,645,000	1,749,556
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	4,525,000	4,627,446
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29	910,000	920,238
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	1,200,000	1,225,875
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	1,025,000	1,041,093
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	4,840,000	5,190,900
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	1,689,000	1,777,673
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	662,000	692,618
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	1,115,000	1,193,050
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	225,000	239,063
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	905,000	950,250
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	1,675,000	1,499,125
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	2,110,000	2,207,588
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	2,345,000	2,409,488
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	2,265,000	2,381,935
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	3,850,000	4,466,000
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28	680,000	689,561
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)	699,000	787,249
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)	963,000	845,514
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	1,065,000	1,107,600
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	970,000	1,131,474
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	4,655,000	5,312,945
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	1,115,000	1,152,655
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 5/1/23	1,840,000	2,007,900
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	1,366,000	1,275,503
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	531,000	568,834
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27	312,000	335,400
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	3,210,000	3,468,822
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	65,000	68,608
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	1,850,000	1,815,313
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	1,395,000	1,415,925
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	550,000	598,125
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	4,410,000	4,622,606
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	5,985,000	6,186,635
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)	955,000	1,033,682
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	4,505,000	4,991,540
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	2,970,000	3,111,075

		86,323,025
Homebuilding (1.4%)
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	3,070,000	3,223,500
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	2,470,000	2,565,713
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	2,478,000	3,549,735
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	2,045,000	2,054,612
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	455,000	488,465
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	1,070,000	1,193,050
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	1,200,000	1,335,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	1,911,000	2,087,768
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28	450,000	470,169

		16,968,012
Lodging/Tourism (0.8%)
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	975,000	1,111,500
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	2,138,000	2,266,280
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	2,545,000	2,646,800
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	65,000	73,648
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	935,000	1,077,268
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	2,680,000	2,599,600

		9,775,096
Media (1.1%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	2,549,000	2,593,608
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	2,220,000	2,265,976
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	3,344,000	3,427,182
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	1,565,000	1,654,988
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	1,516,000	1,519,153
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31	1,800,000	1,730,250
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	775,000	795,615

		13,986,772
Oil and gas (10.9%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	2,830,000	2,918,658
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)	1,790,000	1,875,025
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	980,000	1,066,363
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	1,145,000	1,251,245
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	2,325,000	2,479,031
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	1,236,000	1,261,128
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	680,000	714,000
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25	455,000	471,494
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	3,198,000	3,237,975
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	2,833,000	2,925,073
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	1,580,000	1,453,600
Callon Petroleum Co. company guaranty sr. unsec. unsub. notes 6.25%, 4/15/23	4,080,000	3,794,400
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	595,000	595,000
Centennial Resource Production, LLC 144A company guaranty notes 8.00%, 6/1/25	1,225,000	1,209,688
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	1,310,000	1,179,000
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	1,800,000	1,575,000
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31	3,345,000	3,371,192
Chesapeake Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.875%, 2/1/29	70,000	74,926
Chesapeake Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 2/1/26	290,000	301,600
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	948,000	1,034,827
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	1,305,000	1,419,188
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	2,016,000	2,101,680
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	305,000	314,531
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	2,010,000	2,114,962
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	1,848,000	2,088,240
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	1,110,000	1,196,025
DCP Midstream Operating LP company guaranty sr. unsec. sub. notes 5.125%, 5/15/29	610,000	646,429
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25	70,000	74,623
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	3,143,000	3,504,445
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	1,665,000	2,314,350
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	1,170,000	1,614,600
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	917,000	1,105,161
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	800,000	847,608
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr. unsec. notes 7.75%, 12/15/25	2,290,000	2,438,850
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	4,340,000	4,587,380
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	2,400,000	2,522,592
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	6,451,000	5,684,944
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	2,635,000	2,658,056
EQT Corp. sr. unsec. notes 8.50%, 2/1/30	1,280,000	1,674,163
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	225,000	246,375
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	335,000	362,491
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	1,065,000	1,096,950
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	5,025,000	5,205,297
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. bonds 6.00%, 2/1/31	570,000	579,280
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5.75%, 2/1/29	570,000	581,400
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	1,659,000	1,671,376
Indigo Natural Resources, LLC 144A sr. unsec. notes 5.375%, 2/1/29	4,015,000	3,994,925
MEG Energy Corp. 144A company guaranty sr. unsec. notes 5.875%, 2/1/29 (Canada)	285,000	289,275
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	2,867,000	2,956,594
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	1,227,000	1,337,430
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	1,183,000	1,225,884
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	1,465,000	1,666,438
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	580,000	643,075
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	2,365,000	2,554,200
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	2,358,000	2,688,120
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25	510,000	553,350
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21	1,495,000	1,493,131
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25	1,152,000	1,132,566
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	475,000	588,725
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	576,000	739,441
Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)	640,000	598,400
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	3,250,000	3,152,500
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	1,590,000	1,657,575
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	990,000	933,075
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	2,228,000	2,138,880
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	975,000	924,300
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	248,000	244,280
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	925,000	1,040,630
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	565,000	598,900
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	2,000,000	1,989,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	2,529,000	2,503,710
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	705,000	781,669
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	1,290,000	1,386,956
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	665,000	711,131
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,000,000	1,041,110
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	1,090,400	1,041,332
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	1,692,000	1,582,020
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	965,000	1,015,663
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	1,592,000	1,832,854
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	1,288,000	1,354,010
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	1,315,000	1,397,582
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28	1,800,000	1,968,984
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	1,947,000	2,079,046

		135,277,182
Publishing (0.7%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	2,380,000	2,362,150
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	4,825,000	4,921,500
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	1,110,000	1,179,375

		8,463,025
Retail (1.7%)
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	1,665,000	1,694,138
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)	1,471,000	1,511,232
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	885,000	986,740
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	1,186,000	1,426,165
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	2,557,000	2,889,410
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25	600,000	655,500
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	480,000	594,000
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	1,030,000	1,156,175
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	675,000	685,267
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	1,890,000	2,105,556
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28	1,180,000	1,222,421
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	1,815,000	1,946,860
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	2,474,000	2,523,480
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	1,400,000	1,496,250

		20,893,194
Technology (4.4%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	865,000	872,201
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	335,000	346,301
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	2,632,000	2,804,712
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	1,755,000	1,744,646
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	1,225,000	1,326,063
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	1,820,000	1,931,475
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	840,000	865,200
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	1,020,000	1,072,275
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	2,434,000	2,567,870
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	1,140,000	1,139,658
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25	710,000	833,826
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	2,508,000	2,998,400
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	2,098,000	2,172,227
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	2,405,000	2,453,100
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	1,065,000	1,190,138
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25	2,347,000	2,460,572
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,375,000	1,433,273
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29	2,260,000	2,254,350
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	1,827,000	1,822,433
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	3,100,000	3,100,000
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	2,698,000	2,792,430
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	4,631,000	4,897,283
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	935,000	994,606
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	6,853,000	7,032,891
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	1,705,000	1,719,919
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	1,265,000	1,399,406

		54,225,255
Textiles (0.5%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	935,000	989,931
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26	1,155,000	1,244,189
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	2,165,000	2,267,838
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	1,130,000	1,140,057

		5,642,015
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	3,310,000	3,603,349

		3,603,349
Transportation (0.8%)
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	3,295,000	3,644,144
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	6,255,000	6,721,310

		10,365,454
Utilities and power (2.6%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	1,100,000	1,074,096
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	755,000	809,484
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	1,088,000	1,098,880
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	922,000	915,362
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	890,000	901,125
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	1,223,000	1,258,161
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	3,345,000	3,436,988
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	455,000	450,323
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	225,000	222,188
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	4,677,000	5,792,343
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	1,840,000	1,904,400
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	585,000	608,330
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	983,000	1,039,901
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	3,720,000	3,600,316
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	2,215,000	2,315,308
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	600,000	633,383
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	1,345,000	1,345
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	1,330,000	1,394,838
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	3,590,000	3,724,626
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	1,430,000	1,496,495

		32,677,892

Total corporate bonds and notes (cost $1,041,598,762)		$1,082,700,669

SENIOR LOANS (6.5%)(a)(c)
	Principal amount	Value
Basic materials (1.3%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/31/24	$637,756	$638,155
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 12/27/27	3,742,000	3,738,883
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.115%, 9/6/24	1,830,606	1,819,451
Klockner-Pentaplast of America, Inc. bank term loan FRN (1 Month US LIBOR + 4.75%), 5.25%, 2/4/26	895,000	895,559
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.86%, 4/12/25	1,283,544	1,282,475
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.69%, 6/26/26	1,537,364	1,539,286
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.227%, 6/26/25	3,953,405	3,951,598
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.111%, 10/1/25	1,331,115	1,326,400
TMS International Corp. (DE) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 8/14/24	690,000	688,275

		15,880,082
Capital goods (0.8%)
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	503,220	502,276
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.443%, 4/3/24	2,149,587	2,110,434
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	1,301,738	1,305,690
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.615%, 4/30/26	1,551,429	1,551,429
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	2,471,044	2,426,476
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.12%, 3/2/27	2,337,579	2,340,501

		10,236,806
Communication services (0.1%)
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.115%, 3/9/27	1,131,303	1,128,822

		1,128,822
Consumer cyclicals (1.8%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.56%, 4/22/26	1,175,000	1,000,849
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	1,730,663	1,735,711
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.711%, 8/21/26	3,179,750	3,087,671
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	2,063,729	2,067,169
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.00%), 13.00%, 10/4/23	635,000	723,900
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	1,562,150	1,564,103
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.115%, 5/1/26	975,150	966,211
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.62%, 11/6/24	4,871,624	4,867,970
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,915,000	1,622,963
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	1,315,327	1,238,600
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.615%, 12/17/26	1,915,650	1,913,255
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	1,226,830	1,220,696

		22,009,098
Consumer staples (0.4%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	4,267,234	4,248,322
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 11/19/27	815,000	817,929

		5,066,251
Energy (0.2%)
ChampionX Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.00%), 6.00%, 6/3/27	2,798,250	2,843,722

		2,843,722
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	1,287,000	1,291,344

		1,291,344
Health care (0.8%)
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/25	4,420,000	4,421,578
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.363%, 6/30/25	1,959,161	1,959,978
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	3,151,317	3,196,617

		9,578,173
Technology (1.0%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 11/24/27	3,165,000	3,165,000
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	1,145,000	1,192,709
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	1,850,363	1,859,194
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	1,695,000	1,701,356
Star Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.365%, 2/1/26	1,057,013	1,058,598
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/27	785,000	809,531
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 5/3/26	2,448,863	2,461,107

		12,247,495

Total senior loans (cost $79,559,813)		$80,281,793

COMMON STOCKS (1.4%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	15,824	$265,052
Altice USA, Inc. Class A(NON)	54,455	1,830,233
CHC Group, LLC(NON)	111,939	21,268
Clear Channel Outdoor Holdings, Inc.(NON)	169,916	292,256
Crown Castle International Corp.(R)	15,434	2,403,846
General Motors Co.	23,615	1,212,158
iHeartMedia, Inc. Class A(NON)	68,669	966,173
MWO Holdings, LLC (Units)(F)	918	2,341
Oasis Petroleum, Inc.(NON)	40,642	2,310,904
Ortho Clinical Diagnostics Holdings PLC(NON)	90,637	1,568,020
PPL Corp.	65,655	1,719,504
PulteGroup, Inc.	53,270	2,403,010
Sirius XM Holdings, Inc.	301,180	1,761,903
Tervita Corp. (Canada)(NON)	2,845	7,668
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	115,049
Tribune Media Co. Class 1C	297,958	29,796

Total common stocks (cost $23,421,291)		$16,909,181

CONVERTIBLE BONDS AND NOTES (0.9%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$2,718,000	$2,555,808
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	1,320,000	2,943,600
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	2,080,000	1,573,002
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	1,310,000	2,663,425
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	875,000	1,072,349
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	924,000	919,301

Total convertible bonds and notes (cost $9,152,574)		$11,727,485

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
	Shares	Value
Broadcom, Inc. 8.00% cv. pfd.	1,730	$2,615,431
Danaher Corp. 4.75% cv. pfd.	1,715	2,596,161
KKR & Co., Inc. $3.00 cv. pfd.	35,758	2,240,954
PG&E Corp. $5.50 cv. pfd.	19,455	2,039,662

Total convertible preferred stocks (cost $8,336,118)		$9,492,208

PREFERRED STOCKS (0.2%)(a)
	Shares	Value
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	2,423	$2,644,551

Total preferred stocks (cost $2,423,000)		$2,644,551

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
iHeartMedia, Inc. Class A	5/1/39	$16.75	3,590	$49,075
Stearns Holdings, LLC Class B(F)	11/5/39	0.01	182,885	493,790

Total warrants (cost $262,861)				$542,865

SHORT-TERM INVESTMENTS (2.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	Shares	29,907,431	$29,907,431
U.S. Treasury Cash Management Bills 0.033%, 6/1/21(SEGSF)		$200,000	199,974

Total short-term investments (cost $30,107,414)			$30,107,405
TOTAL INVESTMENTS

Total investments (cost $1,194,861,833)			$1,234,406,157

	FORWARD CURRENCY CONTRACTS at 2/28/21 (aggregate face value $12,119,528) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Goldman Sachs International
		British Pound	Buy	3/17/21	$2,718,362	$2,752,098	$(33,736)
		British Pound	Sell	3/17/21	2,718,362	2,629,207	(89,155)
	Morgan Stanley & Co. International PLC
		British Pound	Buy	3/17/21	2,762,530	2,641,626	120,904
		British Pound	Sell	3/17/21	2,762,530	2,796,739	34,209
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	4/21/21	1,294,777	1,299,858	(5,081)

	Unrealized appreciation						155,113

	Unrealized (depreciation)						(127,972)

	Total						$27,141
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,241,954,076.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/21
Short-term investments
	Putnam Short Term Investment Fund*	$81,311,927	$216,007,924	$212,386,038	$18,472	$29,907,431

	Total Short-term investments	$81,311,927	$216,007,924	$212,386,038	$18,472	$29,907,431
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $110,989.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $122,892 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities (*** and total return swap contracts***) taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $127,972 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,989 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$7,668	$—	$—
Communication services	4,234,079	—	—
Consumer cyclicals	6,635,500	29,796	—
Energy	2,310,904	21,268	2,341
Health care	1,833,072	—	—
Utilities and power	1,719,504	115,049	—

Total common stocks	16,740,727	166,113	2,341
Convertible bonds and notes	—	11,727,485	—
Convertible preferred stocks	4,655,093	4,837,115	—
Corporate bonds and notes	—	1,082,699,324	1,345
Preferred stocks	—	2,644,551	—
Senior loans	—	80,281,793	—
Warrants	49,075	—	493,790
Short-term investments	—	30,107,405	—

Totals by level	$21,444,895	$1,212,463,786	$497,476
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$27,141	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$10,200,000
Warrants (number of warrants)	190,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com